Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) $ / ¥	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) $ / ¥
Summary of Significant Accounting Policies
Total foreign currency translation adjustment income/(loss)	¥ 1,327,761	¥ (516,687)	¥ (1,020,728)
Foreign currency exchange rate, translation | $ / ¥	6.8972			6.8972
Cash held in online payments platform	¥ 68,824	33,540
Cash and cash equivalents	38,478,016	27,854,224		$ 5,578,788
Restricted cash	1,940,142	2,638,840		$ 281,294
Total cash, cash equivalents and restricted cash	¥ 40,418,158	¥ 30,493,064